PIMCO Active Bond Exchange-Traded Fund Annual Fund Operating Expenses - PIMCO Active Bond Exchange-Traded Fund	Jun. 30, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	October 31, 2026
PIMCO Active Bond Exchange-Traded Fund
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%	[1]
Other Expenses (as a percentage of Assets):	0.09%	[2]
Acquired Fund Fees and Expenses	0.02%
Expenses (as a percentage of Assets)	0.56%
Fee Waiver or Reimbursement	(0.02%)	[3]
Net Expenses (as a percentage of Assets)	0.54%	[4]

[1]	“Management Fees” have been restated to reflect current fees.
[2]	“Other Expenses” include interest expense of 0.09%. Interest expense is borne by the Fund separately from the management fees paid to Pacific Investment Management Company LLC (“PIMCO”). Excluding interest expense, Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement are 0.45%.
[3]	PIMCO has contractually agreed, through October 31, 2026, to waive the management fee it receives from the Fund in an amount equal to the actual amount of Underlying PIMCO Fund Fees indirectly incurred by the Fund in connection with its investments in Underlying PIMCO Funds up to a maximum waived amount that is equal to the Fund’s aggregate management fee. This waiver will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.
[4]	Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement do not match the Ratio of Expenses to Average Net Assets of the Fund, as set forth in the Financial Highlights table of the Fund’s prospectus, because the Ratio of Expenses to Average Net Assets reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.